Sales revenues	12 Months Ended
Dec. 31, 2024
Sales Revenues
Sales revenues

9.              Sales revenues

9.1.	Revenues from contracts with customers

Revenues from contracts with customers derive from different products sold by the Company’s operating segments, taking into consideration specific characteristics of the markets where they operate. For additional information about the operating segments of the Company, its activities and its respective products sold, see note 13.

The determination of transaction prices derives from methodologies and policies based on the parameters of these markets, reflecting operating risks, level of market share, changes in exchange rates and international commodity prices, including Brent oil prices, oil products such as diesel and gasoline, and the Henry Hub Index.

	2024	2023	2022
Diesel	27,522	32,260	40,149
Gasoline	12,692	14,309	16,175
Liquefied petroleum gas	3,166	3,506	5,121
Jet fuel	4,518	5,015	5,423
Naphtha	1,869	1,837	2,396
Fuel oil (including bunker fuel)	976	1,158	1,411
Other oil products	4,273	4,428	5,536
Subtotal oil products	55,016	62,513	76,211
Natural gas	4,707	5,632	7,673
Crude oil	4,334	5,475	7,719
Renewables and nitrogen products	223	94	283
Breakage	439	860	669
Electricity	744	657	694
Services, agency and others	812	1,059	1,043
Domestic market	66,275	76,290	94,292

Exports	24,251	25,012	27,497
Crude oil	18,290	18,447	19,332
Fuel oil (including bunker fuel)	4,775	5,114	7,399
Other oil products and other products	1,186	1,451	766
Sales abroad (1)	890	1,107	2,685
Foreign market	25,141	26,119	30,182
Sales revenues	91,416	102,409	124,474
(1) Sales revenues from operations outside of Brazil, including trading and excluding exports.

As of December 31, 2024, the composition of sales revenues by shipping destination is presented as follows:

	2024	2023	2022
Domestic market	66,275	76,290	94,292
China	7,701	7,232	6,389
Americas (except United States)	3,610	4,846	7,166
Europe	5,440	5,534	5,932
Asia (except China and Singapore)	1,989	1,447	1,505
United States	3,471	3,924	4,914
Singapore	2,883	3,063	4,271
Others	47	73	5
Foreign market	25,141	26,119	30,182
Sales revenues	91,416	102,409	124,474

In 2024, sales to two clients of the refining, transportation and marketing (RT&M) segment represented individually 15% and 10% of the Company’s sales revenues; in 2023, sales to two clients of the RT&M segment represented individually 16% and 11% of the Company’s sales revenues; and in 2022, sales to two clients of the RT&M segment represented individually 15% and 11% of the Company’s sales revenues.

9.2.	Remaining performance obligations

The Company is party to sales contracts signed through December 31, 2024 with original expected duration of more than 1 year, which define the volume and timing of goods or services to be delivered during the term of the contract, and the payment terms for these future sales.

The estimated remaining values of these contracts in 2024 presented below are based on the contractually agreed future sales volumes, as well as prices prevailing at December 31, 2024 or practiced in recent sales reflecting more directly observable information:

	Expected recognition within 1 year	Expected recognition after 1 year	Total
Domestic market
Gasoline	10,466	88	10,554
Diesel	22,885	-	22,885
Natural gas	6,584	26,764	33,348
Liquefied petroleum gas	2,929	-	2,929
Services and others	1,416	917	2,333
Ethanol, nitrogen products and renewables	47	-	47
Naphtha	1,379	-	1,379
Electricity	270	3,736	4,006
Other oil products	1,448	2,250	3,698
Jet fuel	991	-	991
Foreign market
Exports	2,815	2,685	5,500
Total	51,230	36,440	87,670

Revenues are recognized once goods are transferred and services are provided to the customers and their measurement and timing of recognition will be subject to future demands, changes in commodities prices, exchange rates and other market factors.

The table above does not include information on contracts with original expected duration of less than one year, such as spot-market contracts, variable considerations which are constrained, and information on contracts only establishing general terms and conditions (Master Agreements), for which volumes and prices will only be defined in subsequent contracts.

In addition, electricity sales are mainly driven by demands to generate electricity from thermoelectric power plants, as and when requested by the Brazilian National Electric System Operator (ONS). These requests are substantially affected by Brazilian hydrological conditions. Thus, the table above presents mainly fixed amounts for the electricity to be available to customers in these operations.

9.3.	Contract liabilities

The balance of contract liabilities carried on the statement of financial position in 2024 amounted to US$ 64 (US$ 115 in 2023). This amount is classified as other current liabilities and primarily comprises advances from customers in ship and take or pay contracts to be recognized as revenue based on future sales of natural gas or following the non-exercise of the right by the customer.

Accounting policy for revenues

The Company evaluates contracts with customers for the sale of oil and oil products, natural gas, electricity, services and other products, which will be subject to revenue recognition, and identifies the distinct goods and services promised in each of them.

Sales revenues are recognized when control is transferred to the client, which usually occurs upon delivery of the product or when the service is provided. At this moment, the Company satisfies the performance obligation.

Performance obligations are considered to be promises to transfer to the client: (i) good or service (or group of goods or services) that is distinct; and (ii) a series of distinct goods or services that have the same characteristics or are substantially the same and that have the same pattern of transfer to the client.

Revenue is measured based on the amount of consideration to which the Company expects to be entitled in exchange for transfers of promised goods or services to the customer, excluding amounts collected on behalf of third parties. Transaction prices are based on contractually stated prices, which reflect the Company's pricing methodologies and policies based on market parameters.

Invoicing occurs in periods very close to deliveries and rendering of services, therefore, significant changes in transaction prices are not expected to be recognized in revenues for periods subsequent to satisfaction of the performance obligation, except for some exports in which final price formation occurs after the transfer of control of the products and are subject to the variation in the value of the commodity.

Sales are carried out in short terms of receipt, thus there are no significant financing components.